Segment reporting	12 Months Ended
Dec. 31, 2022
Segment reporting
Segment reporting

18. Segment reporting

Segment information is presented geographically as required by entity wide disclosures under IFRS 8.

(i) Segment net revenue by region

	December	December	December
	31, 2022	31, 2021	31, 2020
Net Revenue
Brazil	534,113	210,397	156,250
Latin America (Other than Brazil)	186,156	144,410	104,809
Europe	175,091	132,617	34,041
North America	789,536	334,779	69,184
Total	1,684,896	822,203	364,284

(ii) Segment PPE, Goodwill and Intangible assets by region

From the total of PPE, Goodwill and Intangible assets, 29%  located in Brazil as of December 31, 2022 (2021 is 31% at Brazil). The following table presents segment non-current assets by geographical area for the periods indicated:

	December	December	December
	31, 2022	31, 2021	31, 2020
Non current assets
Brazil	629,055	289,761	107,122
Latin America (Other than Brazil)	45,073	42,875	15,260
Europe	111,350	115,550	7,981
North America	1,411,377	478,813	197,025
Total	2,196,855	926,999	327,388

(iii) Major clients

As of December 31, 2022 and December 31, 2021, the Emergency Response Services has no customer representing more than 10% of its net revenue.